INTANGIBLE ASSETS - Schedule Distinguishes Finite and Indefinite Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of assets with finite useful lives	$ 12,806	$ 9,129
Goodwill	10,800	10,800
Total net book value of intangible assets	133,164	98,000	$ 89,928	$ 88,521
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Net book value of assets with indefinite useful lives	109,558	78,071
Customer contracts
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of assets with finite useful lives	8,135	4,964
Content assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of assets with finite useful lives	133	0
Internally developed intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of assets with finite useful lives	$ 4,538	$ 4,165